Derivative financial instruments and hedging activities - Summary of Fair Value of Derivative Instruments by Term to Maturity (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure of fair value of derivative instruments [line items]
Derivatives	$ 142,450	$ 154,439
Derivative liabilities	142,629	153,491
At fair value [member]
Disclosure of fair value of derivative instruments [line items]
Derivatives	142,450	154,439
Derivative liabilities	142,629	153,491
Under 1 year [member]
Disclosure of fair value of derivative instruments [line items]
Derivatives	140,261	151,928
Derivative liabilities	131,352	140,808
Under 1 year [member] | At fair value [member]
Disclosure of fair value of derivative instruments [line items]
Derivatives	46,148	56,050
Derivative liabilities	47,707	58,504
1 to 5 years [member] | At fair value [member]
Disclosure of fair value of derivative instruments [line items]
Derivatives	52,165	56,792
Derivative liabilities	51,690	54,361
Over 5 years [member] | At fair value [member]
Disclosure of fair value of derivative instruments [line items]
Derivatives	44,137	41,597
Derivative liabilities	$ 43,232	$ 40,626